Inventories	12 Months Ended
Dec. 31, 2021
Inventories

7.	Inventories

Inventories are presented at the average acquisition cost. A loss is recognized to adjust the cost of Handsets and accessories to the net realizable value (selling price) when this value is less than the average acquisition cost.

	2021	2020

Inventories	202,553	246,602

Inventories	214,605	257,477
Mobile handsets and tablets	140,934	186,961
Accessories and prepaid cards	53,791	55,558
TIM chips	19,880	14,958

Losses on adjustment to realizable amount	(12,052)	(10,875)